PROPERTY AND EQUIPMENT (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Land and building CNY	Dec. 31, 2013 Land and building CNY	Dec. 31, 2014 Leasehold improvements CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2014 Electronic equipment CNY	Dec. 31, 2013 Electronic equipment CNY	Dec. 31, 2014 Furniture and fixtures CNY	Dec. 31, 2013 Furniture and fixtures CNY	Dec. 31, 2014 Motor vehicles CNY	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2014 Other assets CNY	Dec. 31, 2013 Other assets CNY
Property and equipment
Gross book value					526,294	526,294	25,487	19,902	120,039	110,863	11,891	10,376	6,669	6,880	27,500	13,928
Less: Accumulated depreciation		(198,322)	(168,966)
Net book value	83,738	519,558	519,277
Depreciation expense	7,359	45,660	31,867	27,496
Loss due to disposal of fixed assets	$ 58	359	171	65